Share capital - Restricted share units (Details) - RSUs - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of options outstanding, beginning	649,473	507,849
Number Of Share Option Granted In Sharebased Payment Arrangement		450,442
Number Of Share Option Exercised In Sharebased Payment Arrangement	(38,682)	(169,283)
Number Of Share Option Expired In Sharebased Payment Arrangement	(88,406)	(139,535)
Number of options outstanding, ending	522,385	649,473
Weighted average exercise price, Options outstanding, beginning	$ 3.42	$ 3.44
Weighted Average Exercise Price Of Share Option Granted In Sharebased Payment Arrangement		3.41
Weighted Average Exercise Price Of Share Option Exercised In Sharebased Payment Arrangement	3.43	3.44
Weighted Average Exercise Price Of Share Option Expired In Sharebased Payment Arrangement	3.42	3.44
Weighted average exercise price, Options outstanding, ending	$ 3.42	$ 3.42